S000008884 [Member] Investment Objectives and Goals - iShares Global Materials ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Global Materials ETF MXI | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector.